Appendix IV: Financial Instruments - Interest Rate Swaps (Details) € in Millions	Dec. 31, 2023 EUR (€)
Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 135
2024 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1)
2025 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1
2026 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	42
2027 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(55)
2028 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2
Subsequent years | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	146
Non trading accountant purposes | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	302
Non trading accountant purposes | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.17%
Average spread (as a percent)	0.13%
Non trading accountant purposes | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.30%
Average spread (as a percent)	0.36%
Non trading accountant purposes | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.07%
Average spread (as a percent)	0.45%
Non trading accountant purposes | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.29%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.86%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.59%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.33%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 367
Average interest rate (as a percent)
Average spread (as a percent)
Non trading accountant purposes | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.88%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.26%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.65%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.71%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.22%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.69%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (23)
Average interest rate (as a percent)
Average spread (as a percent)
Non trading accountant purposes | Floating to Floating Interest Rate | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.08%
Non trading accountant purposes | Floating to Floating Interest Rate | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.08%
Non trading accountant purposes | Floating to Floating Interest Rate | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (42)
Average interest rate (as a percent)
Average spread (as a percent)
Non trading accountant purposes | Receiving leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (7,678)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,378)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,195)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,215)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(325)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(875)
Non trading accountant purposes | Receiving leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,690)
Non trading accountant purposes | Receiving leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(6,132)
Non trading accountant purposes | Receiving leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,562)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(470)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(50)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(477)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(245)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,320)
Non trading accountant purposes | Receiving leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,586)
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,598)
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,598)
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,649)
Non trading accountant purposes | Paying leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	7,678
Non trading accountant purposes | Paying leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,378
Non trading accountant purposes | Paying leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,195
Non trading accountant purposes | Paying leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,215
Non trading accountant purposes | Paying leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	325
Non trading accountant purposes | Paying leg | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	875
Non trading accountant purposes | Paying leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,690
Non trading accountant purposes | Paying leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	6,499
Non trading accountant purposes | Paying leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,562
Non trading accountant purposes | Paying leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	470
Non trading accountant purposes | Paying leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	50
Non trading accountant purposes | Paying leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	477
Non trading accountant purposes | Paying leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	245
Non trading accountant purposes | Paying leg | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,320
Non trading accountant purposes | Paying leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,563
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	7,598
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	7,598
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	7,607
Derivative instruments | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,066)
Derivative instruments | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	671
Derivative instruments | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2)
Derivative instruments | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(150)
Derivative instruments | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.93%
Average spread (as a percent)	0.62%
Derivative instruments | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.65%
Average spread (as a percent)	0.84%
Derivative instruments | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.42%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	5.77%
Average spread (as a percent)	1.07%
Derivative instruments | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	2.94%
Derivative instruments | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.36%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.05%
Average spread (as a percent)	2.95%
Derivative instruments | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.30%
Average spread (as a percent)	1.03%
Derivative instruments | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	5.77%
Average spread (as a percent)	1.07%
Derivative instruments | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.79%
Average spread (as a percent)	2.78%
Derivative instruments | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.76%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.59%
Average spread (as a percent)	0.97%
Derivative instruments | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.69%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2028 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2028 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.56%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.16%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.42%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (75)
Average interest rate (as a percent)
Average spread (as a percent)
Derivative instruments | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 671
Average interest rate (as a percent)
Average spread (as a percent)
Derivative instruments | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 3
Average interest rate (as a percent)
Average spread (as a percent)
Derivative instruments | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (75)
Average interest rate (as a percent)
Average spread (as a percent)
Derivative instruments | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.21%
Average spread (as a percent)	0.45%
Derivative instruments | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	4.31%
Average spread (as a percent)	(0.46%)
Derivative instruments | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.20%
Average spread (as a percent)	3.48%
Derivative instruments | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	2.56%
Derivative instruments | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.16%
Average spread (as a percent)	1.83%
Derivative instruments | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	3.19%
Derivative instruments | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.92%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2028 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.59%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	4.31%
Average spread (as a percent)	(0.46%)
Derivative instruments | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.39%
Average spread (as a percent)	8.09%
Derivative instruments | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (991)
Average interest rate (as a percent)
Average spread (as a percent)
Derivative instruments | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (2)
Average interest rate (as a percent)
Average spread (as a percent)
Derivative instruments | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (75)
Average interest rate (as a percent)
Average spread (as a percent)
Derivative instruments | Receiving leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (5,100)
Derivative instruments | Receiving leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(17,307)
Derivative instruments | Receiving leg | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(460)
Derivative instruments | Receiving leg | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(71)
Derivative instruments | Receiving leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(300)
Derivative instruments | Receiving leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(80)
Derivative instruments | Receiving leg | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(775)
Derivative instruments | Receiving leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(409)
Derivative instruments | Receiving leg | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(71)
Derivative instruments | Receiving leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3,629)
Derivative instruments | Receiving leg | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(100)
Derivative instruments | Receiving leg | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,207)
Derivative instruments | Receiving leg | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(175)
Derivative instruments | Receiving leg | Fixed to floating | 2028 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2028 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3,750)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8,982)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(460)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3,290)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,822)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(459)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(618)
Derivative instruments | Receiving leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(12,524)
Derivative instruments | Receiving leg | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(45)
Derivative instruments | Receiving leg | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(604)
Derivative instruments | Receiving leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,500)
Derivative instruments | Receiving leg | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,004)
Derivative instruments | Receiving leg | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(568)
Derivative instruments | Receiving leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,366)
Derivative instruments | Receiving leg | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2028 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8,654)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(45)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(36)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(7,966)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(44)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(617)
Derivative instruments | Paying leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	5,100
Derivative instruments | Paying leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	17,307
Derivative instruments | Paying leg | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	460
Derivative instruments | Paying leg | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	71
Derivative instruments | Paying leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	300
Derivative instruments | Paying leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	80
Derivative instruments | Paying leg | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	775
Derivative instruments | Paying leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	409
Derivative instruments | Paying leg | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	71
Derivative instruments | Paying leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3,629
Derivative instruments | Paying leg | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	100
Derivative instruments | Paying leg | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,207
Derivative instruments | Paying leg | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	175
Derivative instruments | Paying leg | Fixed to floating | 2028 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2028 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3,750
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8,982
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	460
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3,215
Derivative instruments | Paying leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	10,493
Derivative instruments | Paying leg | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	462
Derivative instruments | Paying leg | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	542
Derivative instruments | Paying leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	12,524
Derivative instruments | Paying leg | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	45
Derivative instruments | Paying leg | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	604
Derivative instruments | Paying leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,500
Derivative instruments | Paying leg | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,004
Derivative instruments | Paying leg | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	568
Derivative instruments | Paying leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,366
Derivative instruments | Paying leg | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2028 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8,654
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	45
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	36
Derivative instruments | Paying leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6,976
Derivative instruments | Paying leg | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	42
Derivative instruments | Paying leg | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 542